UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London
          W1U 3RW

13F File Number: 28-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse          London, United Kingdom         August 10, 2007
-----------------------        ------------------------       -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total: $790,405
                                        (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN  2          COLUMN 3     COLUMN 4           COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                           VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE  SHARED  NONE
--------------              --------------    -----       --------      -------   --- ----   ----------  -----    ----  ------  ----
ALTRIA GROUP INC             COM              02209S103   181,461.51   2,587,133  SH         SOLE        none    2,587,133
CLOROX CO DEL                COM              189054109    21,770.40     350,570  SH         SOLE        none      350,570
DOMINOS PIZZA INC            COM              25754A201    87,994.77   4,816,353  SH         SOLE        none    4,816,353
GANNETT INC                  COM              364730101   181,898.57   3,310,256  SH         SOLE        none    3,310,256
KIMBERLY CLARK CORP          COM              494368103   180,303.60   2,695,524  SH         SOLE        none    2,695,524
MCCLATCHY CO                 CL A             579489105          142       5,593  SH         SOLE        none        5,593
LEE ENTERPRISES INC          COM              523768109    76,664.51   3,675,192  SH         SOLE        none    3,675,192
KRAFT FOODS INC              CL A             50075N104    60,170.06   1,706,952  SH         SOLE        none    1,706,952


SK 21623 0002 797701